Fair Value - Significant Unobservable Inputs Used in Fair Value Measurements (Details) - Level 3 $ in Thousands	9 Months Ended
	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Fair Value, Measurements, Nonrecurring | Impaired loans
Significant unobservable inputs used in the fair value measurements
Assets	$ 1,368	$ 1,250	$ 1,031
Fair Value, Measurements, Recurring | Other liabilities - derivative
Significant unobservable inputs used in the fair value measurements
Liabilities	$ (7,926)
Fair Value, Measurements, Recurring | Other liabilities - derivative | Discounted cash flow | Weighted Average
Significant unobservable inputs used in the fair value measurements
Expected Conversion Factor	1.6483
Expected Term	4 years
Growth Rate (as a percent)	15.00%